VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 3.0%
509,118	Costa Group Holdings Ltd. #	$1,289,757
2,190,211	Incitec Pivot Ltd. #	5,012,033
1,157,521	Treasury Wine Estates Ltd. #	14,518,285
		20,820,075
Brazil: 2.0%
2,285,300	Rumo SA *	13,441,650
Canada: 6.4%
884,982	Nutrien Ltd. (USD)	44,142,902
Chile: 1.0%
245,057	Sociedad Quimica y Minera de Chile SA (ADR) †	6,810,134
China / Hong Kong: 1.9%
3,123,000	China Mengniu Dairy Co. Ltd. #	11,687,707
4,130,000	Goldin Financial Holdings Ltd. * #	1,604,890
		13,292,597
Denmark: 0.8%
66,637	Bakkafrost P/F (NOK) #	3,943,279
25,960	Schouw & Co. AB † #	1,814,503
		5,757,782
Germany: 8.3%
743,136	Bayer AG #	52,368,222
366,262	K+S AG #	5,075,314
		57,443,536
Indonesia: 0.8%
14,687,700	Charoen Pokphand Indonesia Tbk PT #	5,536,027
Israel: 1.0%
1,407,489	Israel Chemicals Ltd. (USD) †	7,051,520
Japan: 5.5%
1,831,430	Kubota Corp. #	27,866,539
75,500	Maruha Nichiro Corp. #	1,910,234
144,700	Nippon Meat Packers, Inc. #	5,828,829
445,000	Nippon Suisan Kaisha Ltd. #	2,523,268
		38,128,870
Malaysia: 2.9%
5,117,855	IOI Corp. Bhd #	5,414,021
758,670	Kuala Lumpur Kepong Bhd #	4,182,622
1,100,080	PPB Group Bhd #	4,762,571
5,185,700	Sime Darby Plantation Bhd #	5,853,356
		20,212,570
Netherlands: 0.4%
128,443	OCI NV * #	3,030,086
Norway: 5.8%
509,397	Leroy Seafood Group ASA #	3,102,780
821,110	Mowi ASA #	18,989,767
96,870	Salmar ASA #	4,258,306
321,638	Yara International ASA #	13,885,236
		40,236,089
Russia: 0.5%
245,203	PhosAgro OAO Reg S (GDR) #	3,131,303
Singapore: 2.5%
8,295,845	Golden Agri-Resources Ltd. #	1,349,543
5,931,151	Wilmar International Ltd. #	15,999,375
		17,348,918
Switzerland: 0.6%
12,315	Bucher Indistries AG #	3,855,839
Taiwan: 0.3%
1,514,000	Taiwan Fertilizer Co. Ltd. #	2,220,204
Thailand: 1.2%
9,816,436	Charoen Pokphand Foods (NVDR) #	8,428,427
United Kingdom: 3.2%
1,777,645	CNH Industrial NV (USD)	18,043,097
108,598	Genus Plc #	3,745,734
		21,788,831
United States: 51.8%
107,092	AGCO Corp.	8,106,864
691,657	Archer-Daniels-Midland Co.	28,406,353
42,159	Balchem Corp.	4,181,751
213,244	Bunge Ltd.	12,073,875
297,785	CF Industries Holdings, Inc.	14,651,022
1,067,074	Corteva, Inc.	29,878,072
298,761	Deere & Co.	50,395,006
463,192	Elanco Animal Health, Inc. *	12,316,275
167,286	FMC Corp.	14,667,637
134,952	IDEXX Laboratories, Inc. *	36,697,497
542,014	Mosaic Co.	11,111,287
67,178	Neogen Corp. *	4,575,494
111,659	Pilgrim’s Pride Corp. *	3,578,113
22,095	Sanderson Farms, Inc.	3,343,636
156,250	Toro Co.	11,453,125
199,090	Tractor Supply Co.	18,005,700
425,916	Tyson Foods, Inc.	36,688,404
467,182	Zoetis, Inc.	58,206,205
		358,336,316
Total Common Stocks (Cost: $634,449,360)		691,013,676
MONEY MARKET FUND: 0.3% (Cost: $2,053,155)
2,053,155	Dreyfus Government Cash Management Fund - Institutional Shares	2,053,155
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $636,502,515)		693,066,831

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Repurchase Agreements: 0.2%
$134,907	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.30%, due 10/1/19, proceeds $134,916; (collateralized by various U.S. government and agency obligations, 1.13% to 2.25%, due 8/31/21 to 11/15/27, valued at $137,605 including accrued interest)	134,907
1,000,000	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.30%, due 10/1/19, proceeds $1,000,064; (collateralized by various U.S. government and agency obligations, 0.25% to 3.13%, due 7/31/21 to 2/15/49, valued at $1,020,012 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,134,907)		1,134,907
Total Investments: 100.4% (Cost: $637,637,422)		694,201,738
Liabilities in excess of other assets: (0.4)%		(2,549,042)
NET ASSETS: 100.0%		$691,652,696

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,098,814.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $243,188,057 which represents 35.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.6%	$18,005,700
Consumer Staples	29.9	207,087,928
Health Care	24.2	167,909,427
Industrials	19.2	133,162,120
Materials	23.8	164,848,501
Money Market Fund	0.3	2,053,155
	100.0%	$693,066,831